DERIVATIVE FINANCIAL INSTRUMENTS (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of changes in fair value [line items]
Gains (losses) recognized in result, net	R$ 14,402	R$ 655,849	R$ 14,402	R$ 860,716
Derivative financial instruments	5,007		5,007		R$ 0
Derivative financial instruments	2,454		2,454		R$ 0
Not designated as hedging instrument
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance			(6,448)
Gains (losses) recognized in result, net			14,402
Payments (receipts), net			(11,849)
Write-offs			6,448
Rights (obligations) with derivatives, ending balance	2,553		2,553
Derivative financial instruments	5,007		5,007
Derivative financial instruments	(2,454)		(2,454)
Not designated as hedging instrument | Forward - Foreign Currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance			0
Gains (losses) recognized in result, net			14,402
Payments (receipts), net			(11,849)
Write-offs			0
Rights (obligations) with derivatives, ending balance	2,553		2,553
Derivative financial instruments	5,007		5,007
Derivative financial instruments	(2,454)		(2,454)
Not designated as hedging instrument | Conversion right debentures
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance			(6,448)
Gains (losses) recognized in result, net			0
Payments (receipts), net			0
Write-offs			6,448
Rights (obligations) with derivatives, ending balance	0		0
Derivative financial instruments	0		0
Derivative financial instruments	R$ 0		R$ 0